SCHEDULE OF LEASE COMMITMENT FUTURE MINIMUM RENTAL PAYMENTS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
2024	$ 271,483
2025	346,403
2026	315,639
2027	268,064
2028	268,953
Thereafter	6,711,858
Total undiscounted rental payments	8,182,400
Less: imputed interest	(5,006,996)
Total lease liability	$ 3,175,404	$ 159,676